Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Taxes currently payable									$ 1,509	$ 803
Deferred income taxes (benefit)									(175)	120
Income tax expense	$ 367	$ 360	$ 331	$ 276	$ 263	$ 296	$ 242	$ 122	$ 1,334	$ 923